Note 8 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) - CAD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ 36,990	$ 62,890	$ (139,547)	$ (67,979)
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[1]	20,651	50,416	(108,787)	(77,168)
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[2]	3,320	9,160	(39,994)	47,206
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(1,804)	3,842	(106)	4,710
Share swap [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		2,188	3,073	(4,839)	(2,488)
Unrealized foreign exchange on 6.5% convertible bond and 8.75% loan [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		5,554	(15,487)	8,029	(15,700)
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other					247
Weather derivative [Member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[3]	6,576	(4,224)	(4,362)	(34,405)
Other derivative options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ 505	$ 16,110	$ 10,512	$ 9,619

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 35,005,232 MWh, a weighted average price of $46.68/MWh and expiry dates up to December 31, 2029. Natural gas contracts with a total remaining volume of 82,319,260 GJs, a weighted average price of $2.40/GJ and expiry dates up to October 31, 2025. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,552,872 MWh and nil tonnes, respectively, a weighted average price of $35.13/REC and $nil/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 3,173 MWCap, a weighted average price of $5,465.16/MWCap and expiry dates up to May 31, 2023. Ancillary contracts with a total remaining volume of 790,560 MWh, a weighted average price of $22.78/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 12,376,822 MWh, an average price of $44.99/MWh and expiry dates up to December 31, 2024. Natural gas contracts with a total remaining volume of 125,146,919 GJs, an average price of $3.21/GJ and expiry dates up to October 31, 2025. Electricity generation capacity contracts with a total remaining volume of 30 MWCap, a weighted average price of $334,214.75/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 1,082,880 MWh, a weighted average price of $21.60/MWh and expiry dates up to December 31, 2020.
[3]	Weather derivatives consist of: Weather swaps and put options for HDDs with temperature strikes at historical averages, total tick size of $13,500 per HDD and an expiry date of March 31, 2020. HDD natural gas swaps with price strikes ranging from US$1.38 to US$7.56/MmBTU and temperature strikes ranging by location from 1,043 to 5,059 HDD and an expiry date of March 31, 2020. HDD natural gas swaps with price strikes ranging from US$1.75 to US$7.35/MmBTU and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2021. HDD natural gas swaps with price strikes to be set on futures index and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2022. HDD collar options with HDD strikes set at 0.8 to 1.32-degree day wide, total tick size of $15,900 per HDD and an expiry date of March 31, 2020. Electricity call options with price strikes of $100/MWh, temperature strikes ranging from 15 to 33 Fahrenheit depending on location and an expiry date of March 31, 2020.